Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   June 30, 2009


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     July 30, 2009
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 59
                                        -------------

Form 13F Information Table Value Total:	224289
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

                                        2



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 FORM 13F INFORMATION TABLE

                                                      	INVEST- OTHER  VOTING
NAME OF       	TITLE   CUSIP    	VALUE  	SHRS  	MENT 	-MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       	CRETION GERS   SOLE


AFLAC INC	COMMON	001055102	4247	136614	SOLE	N/A	136614
ALBEMARLE CORP	COMMON	012653101	4177	163367	SOLE	N/A	163367
APTARGROUP INC	COMMON	038336103	3869	114563	SOLE	N/A	114563
ARCHER DANIELS 	COMMON	039483102	5921	221178	SOLE	N/A	221178
AUTOMATIC DATA 	COMMON	053015103	5053	142565	SOLE	N/A	142565
BADGER METER IN	COMMON	056525108	607	14810	SOLE	N/A	14810
BANK OF AMERICA	COMMON	060505104	154	11668	SOLE	N/A	11668
BECTON DICKINSO	COMMON	075887109	2737	38385	SOLE	N/A	38385
BP PLC-SPONS AD ADR	055622104	385	8065 	SOLE	N/A	8065
CATERPILLAR IN	COMMON	149123101	3438	104054	SOLE	N/A	104054
CISCO SYSTEMS 	COMMON	17275R102	205	11000	SOLE	N/A	11000
COLGATE PALMOL	COMMON	194162103	286	4037	SOLE	N/A	4037
DNP SELECT INC	COMMON	23325P104	140	17500	SOLE	N/A	17500
EATON VANCE CO	COMMON	278265103	4985	186349	SOLE	N/A	186349
ECOLAB INC	COMMON	278865100	3024	77550	SOLE	N/A	77550
EMERSON ELECTR	COMMON	291011104	624	19271	SOLE	N/A	19271
ENBRIDGE ENERGY	COMMON	29250R106	8070	209179	SOLE	N/A	209179
ENERGY TRANSFER	COMMON	29273R109	3634	143250	SOLE	N/A	143250
ENERGY TRANSFER	COMMON	29273V100	7128	176055	SOLE	N/A	176055
ENTERPRISE GP H	COMMON	293716106	1978	78695	SOLE	N/A	78695
ENTERPRISE PROD	COMMON	293792107	10012	401447	SOLE	N/A	401447
EXXON MOBIL COR	COMMON	30231G102	1341	19179	SOLE	N/A	19179
GENERAL ELECTRI	COMMON	369604103	316	26925	SOLE	N/A	26925
ILLINOIS TOOL W	COMMON	452308109	2465	66028	SOLE	N/A	66028
INTL BUS MACHS 	COMMON	459200101	7230	69240	SOLE	N/A	69240
JOHN HANCOCK T/	COMMON	41013V100	104	10350	SOLE	N/A	10350
JOHNSON & JOHNS	COMMON	478160104	5268	92752	SOLE	N/A	92752
JPMORGAN CHASE 	COMMON	46615H100	329	9,648	SOLE	N/A	9648
KINDER MORGAN 	COMMON	494550106	3604	70510	SOLE	N/A	70510
LEGGETT & PLAT	COMMON	524660107	2566	168490	SOLE	N/A	168490
LINEAR TECHNOL	COMMON	535678106	2605	111542	SOLE	N/A	111542
LINN ENERGY LL	COMMON	536020100	7904	403877	SOLE	N/A	403877
MAGELLAN MIDST 	COMMON	559080106	11858	341125	SOLE	N/A	341125
MCDONALDS CORP  COMMON	580135101	7979	138784	SOLE	N/A	138784
MEDTRONIC INC	COMMON	585055106	2773	79482	SOLE	N/A	79482
MERIDIAN BIOSC	COMMON	589584101	2644	117106	SOLE	N/A	117106
NATURAL RESOUR	COMMON	63900P103	10554	502205	SOLE	N/A	502205
NOVO NORDISK A	ADR	670100205	5358	98389	SOLE	N/A	98389
NUCOR CORP	COMMON	670346105	2519	56695	SOLE	N/A	56695
NUSTAR ENERGY 	COMMON	67058H102	5427	100438	SOLE	N/A	100438
ONEOK PARTNERS	COMMON	682680103	806	17595	SOLE	N/A	17595
PAYCHEX INC	COMMON	704326107	2769	109880	SOLE	N/A	109880
PENN VIRGINIA 	COMMON	707884102	245	18050	SOLE	N/A	18050
PEPSICO INC	COMMON	713448108	4651	84633	SOLE	N/A	84633
PIMCO CORPORATE COMMON	72200U100	159	14750	SOLE	N/A	14750
PIMCO MUNI 	COMMON	72200N106	178	19100	SOLE	N/A	19100
PLAINS ALL AMER COMMON	726503105	8484	199392	SOLE	N/A	199392
PNC FINANCIAL 	COMMON	693475105	410	10555	SOLE	N/A	10555
PRAXAIR INC	COMMON	74005P104	5825	81955	SOLE	N/A	81955
PROCTER & GAMB	COMMON	742718109	4895	95783	SOLE	N/A	95783
SEI INVESTMENT	COMMON	784117103	3036	168291	SOLE	N/A	168291
SUNOCO LOGISTI 	COMMON	86764L108	13791	254360	SOLE	N/A	254360
TELEFLEX INC	COMMON	879369106	5291	118017	SOLE	N/A	118017
TEPPCO PARTN	COMMON	872384102	829	27770	SOLE	N/A	27770
TEVA PHARMAC	ADR	881624209	3922	79486	SOLE	N/A	79486
UNITED TECHNO	COMMON	913017109	4143	79743	SOLE	N/A	79743
WALGREEN CO	COMMON	931142103	3549	120725	SOLE	N/A	120725
WALMART STO	COMMON	931422109	2939	60682	SOLE	N/A	60682
WILLIAMS PA	COMMON	96950F104	4850	268535	SOLE	N/A	268535








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